14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of movement in intangible assets

(a) Changes in intangible assets

	Balance at December 2019	Additions/ Amortization	Write-offs	Transfers	Balance at December 2020

Total cost of intangible assets	30,229,359	1,215,636	(945)	-	31,444,050
Software licenses	18,184,382	-	(939)	934,072	19,117,515
Authorizations	9,811,794	32,105	(6)	87,355	9,931,248
Goodwill	1,527,219	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas	169,327	8,539	-	-	177,866
Other assets	327,360	-	-	2,266	329,626
Intangible assets under development	209,276	1,174,992	-	(1,023,693)	360,575

Total accumulated amortization	(20,561,032)	(1,856,917)	974	-	(22,416,975)
Software licenses	(15,093,166)	(1,286,295)	974	-	(16,378,487)
Authorizations	(5,278,413)	(537,828)	-	-	(5,816,241)
Infrastructure right-of-use - LT Amazonas	(60,204)	(7,762)	-	-	(67,966)
Other assets	(129,249)	(25,032)	-	-	(154,281)

Total	9,668,326	(641,281)	29	-	9,027,075
Software licenses (c)	3,091,216	(1,286,295)	35	934,072	2,739,028
Authorizations (f)	4,533,381	(505,723)	(6)	87,355	4,115,007
Goodwill (d)	1,527,219	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas (e)	109,123	777	-	-	109,900
Other assets	198,111	(25,032)	-	2,266	175,345
Intangible assets under development	209,276	1,174,992	-	(1,023,693)	360,575

	Balance for Dec/18	Additions/ Amortization	Transfers	Other Changes (g)	Balance for Dec/19

Total cost of intangible assets	29,366,779	961,213	-	(98,633)	30,229,359
Right to use software	17,142,641	-	1,041,741	-	18,184,382
Authorizations	7,638,970	26,968	2,255,625	(109,770)	9,811,793
Goodwill	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas	198,202	-	-	(28,874)	169,328
Other assets	307,654	-	19,708	-	327,362
Intangible assets under development	2,552,093	934,245	(3,317,074)	40,011	209,275

Accumulated amortization	(18,684,775)	(1,876,258)	-	-	(20,561,033)
Right to use software	(13,681,086)	(1,412,080)	-	-	(15,093,166)
Authorizations	(4,845,642)	(432,771)	-	-	(5,278,413)
Right to use infrastructure - LT Amazonas	(52,441)	(7,763)	-	-	(60,204)
Other assets	(105,606)	(23,644)	-	-	(129,250)

Total	10,682,004	(915,045)	-	(98,633)	9,668,326
Right to use software (c)	3,461,555	(1,412,080)	1,041,741	-	3,091,216
Authorizations	2,793,328	(405,803)	2,255,625	(109,770)	4,533,380
Goodwill (d)	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas (e)	145,761	(7,763)	-	(28,874)	109,124
Other assets	202,048	(23,644)	19,708	-	198,112
Intangible assets under development (f)	2,552,093	934,245	(3,317,074)	40,011	209,275

Schedule of amortization rates
Annual rate %

Software licenses	20
Authorizations	5–50
Right to use infrastructure	5
Other assets	7–10